Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 27, 2015
Registrant Name		dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key		dei_EntityCentralIndexKey	0001552947
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	trst
Document Creation Date		dei_DocumentCreationDate	Jul. 27, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jul. 27, 2015
Prospectus Date		rr_ProspectusDate	Jul. 27, 2015
Affinity Small Cap Fund
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Affinity Small Cap Fund (the “Fund”) seeks to provide capital growth and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks and other equity securities of small capitalization companies, including exchange-traded funds (“ETFs”) which, in turn, invest in small capitalization companies. The Fund generally considers a company to be small capitalization if, at the time of purchase, the company’s capitalization is within the market capitalization range of the Russell 2000 Index, a small cap index. Stocks in the Russell 2000 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock’s current price). As of May 29, 2015, the market capitalization range of the Russell 2000 Index was $180 million to $4.3 billion.

The Fund may invest up to 20% of its assets in American Depositary Receipts (“ADRs”).

The Fund selects stocks that it believes are undervalued and has strong earnings and/or revenue momentum and relative strength. In selecting securities, the Fund employs a disciplined approach to equity investing based on both quantitative modeling and fundamental analysis. The Fund employs a quantitative, algorithm-based model that evaluates, ranks and monitors stocks included in the Russell 2000 Index based on factors such as valuation, earnings, revenues and price momentum. Using this multi-factor analysis, the model ranks stocks within each economic sector of the Russell 2000 Index. Stocks ranked in the top quartile of each sector are identified as “buy” candidates, and stocks ranked in the bottom quartile are identified as “sell” candidates.

The Fund conducts further fundamental analysis on the stocks identified as buy candidates to confirm the attractiveness of the companies and identify possible weaknesses that are not reflected in the model. Stocks identified by the model as sell candidates are typically sold when the Fund’s assessments of capital growth and income potential of such securities materially change.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its assets in common stocks and other equity securities of small capitalization companies
Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

•	Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•	Small Cap Risk. The risk that the value of securities issued by small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.
•	Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETFs’ operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.
•	American Depositary Receipts (“ADRs”) Risk. Because ADRs typically evidence ownership of underlying securities issued by a foreign (non-U.S.) issuer, they are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Such risks may include more rapid and extreme changes in value, less liquidity, less developed or efficient trading markets, adverse fluctuations in currency values, political instability and differing auditing and legal standards.
•	Model Risk. The Fund will use model-based strategies that may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used in models may be inaccurate.
•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
•	Limited History of Operations. The Fund has a limited history of operation.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available by calling 1-866-345-0588.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	The Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-345-0588
Affinity Small Cap Fund | Class A
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	aisox
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1],[2]	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	2.40%
Less Fee Waiver and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 843
3 Years		rr_ExpenseExampleYear03	$ 1,222
Affinity Small Cap Fund | Class C
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	aisdc
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1],[2]	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	3.15%
Less Fee Waiver and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 353
3 Years		rr_ExpenseExampleYear03	$ 911
Affinity Small Cap Fund | Class I
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	aisqx
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1],[2]	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	2.15%
Less Fee Waiver and Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 153
3 Years		rr_ExpenseExampleYear03	$ 610

[1]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least December 1, 2016 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest ("acquired fund fees and expenses"); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.
[2]	Based on estimated amounts for the current fiscal year.